First Trust S&P 500 Diversified Free Cash Flow ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust S&P 500 Diversified Free Cash Flow ETF | First Trust S&P 500 Diversified Free Cash Flow ETF
Prospectus [Line Items]
Annual Return [Percent]	16.62%	11.28%